LEASES - Schedule of Supplemental Balance Sheet Information (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Right of use asset - operating lease	$ 3,031	$ 340	$ 750
Liabilities
Current	329	99	465
Non-current	2,815	225	316
Total Operating Lease Liabilities	$ 3,144	$ 324	$ 781